SEGMENTED INFORMATION (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segmented information
Revenue	181,115	180,937	179,122
Real estate properties, net	1,136,158	1,154,780
Fixed assets, net	1,837	36
Europe
Segmented information
Revenue	75,867	77,894	75,631
Real estate properties, net	449,599	461,529
Fixed assets, net	266	5
Canada
Segmented information
Revenue	61,319	60,146	58,983
Real estate properties, net	404,336	410,150
Fixed assets, net	1,571	31
U.S.
Segmented information
Revenue	31,632	30,762	32,158
Real estate properties, net	219,653	215,167
Mexico
Segmented information
Revenue	12,297	12,135	12,350
Real estate properties, net	62,570	67,934